Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments

NOTE 4 – COMMITMENTS

The Company is obligated under an operating lease for laboratory space expiring June 30, 2012. Aggregate minimum future lease payments are as follows:

YEAR ENDING
DECEMBER 31,	AMOUNT

2011	$4,838

Rent expense approximating $9,910 and $9,257 is included in research and development expenses for the years ended December 31, 2011 and 2010.